Significant Accouting Policies (Detail) (Earnings Per Share) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share, Basic [Abstract]
Net (Loss) Earnings	$ 13,779	$ 41,413	$ 11,256
Deduct Preffered Stock Dividends	23	23	23
Undistributed Earnings, Basic	13,756	41,390	11,233
Undistributed Earnings Allocated to Participating Securities	438	1,406	382
Earnings (Loss) Attributable to Common Stock	13,318	39,984	10,851
Weighted Average Number of Shares Outstanding, Basic	10,747	11,147	11,727
Basic Earnings (Loss) per Common Share	$ 1.24	$ 3.59	$ 0.93
Earnings Per Share, Diluted [Abstract]
Earnings (Loss) Attributable to Common Stock	13,318	39,984	10,851
Dividends Convertible Preferred Stock Cash	20	20	20
Net Income (Loss) Available to Common Stockholders, Diluted	$ 13,338	$ 40,004	$ 10,871
Weighted Average Number of Shares Outstanding, Basic	10,747	11,147	11,727
ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfAdditionalSharesAuthorized	5	5	5
Incremental Common Shares Attributable to Conversion of Preferred Stock	67	67	67
Weighted Average Number of Shares Outstanding, Diluted	10,819	11,219	11,799
Diluted Earnings (Loss) per Common Share	$ 1.23	$ 3.57	$ 0.92